Segment Reporting (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements
Combined gross profit	$ 155,435	$ 134,867	$ 118,093	$ 93,797	$ 59,072	$ 104,874	$ 82,620	$ 90,675	$ 55,319	$ 401,084	$ 270,962	$ 405,829	$ 333,488	$ 209,598
Operating costs and expenses
Selling, general and administrative expenses	41,408		27,889							110,379	79,232	115,491	95,710	73,882
Operating expenses	53,315		46,713							152,296	137,420	185,713	140,413	73,534
Restructuring charges														2,030
Amortization expense	4,522		4,773							13,574	13,321	19,216	7,024	4,800
Total costs and operating expenses	99,245		79,375							276,249	229,973	320,420	243,147	154,246
Operating income	56,190		38,718							124,835	40,989	85,409	90,341	55,352
Interest expense	(12,324)		(10,855)							(35,677)	(32,113)	(43,537)	(42,021)	(35,932)
Income tax expense	(244)		(2,727)							(660)	(852)	(819)	(1,577)	(68)
Net income	43,622	33,029	25,136	5,204	(22,316)	22,735	6,893	18,515	(1,400)	88,498	8,024	41,053	46,743	19,352
Net loss attributable to noncontrolling interest	(1,114)		679							(1,699)	549	1,562
Net income attributable to Global Partners LP	42,508	34,042	25,815	4,825	(22,067)					86,799	8,573	42,615	46,743	19,352
Foreign sales													0	0
Foreign assets		0										0
Operating costs and expenses not allocated to operating segments
Operating costs and expenses
Selling, general and administrative expenses	41,408		27,889							110,379	79,232	115,491	95,710	73,882
Operating expenses	53,315		46,713							152,296	137,420	185,713	140,413	73,534
Restructuring charges														2,030
Amortization expense	4,522		4,773							13,574	13,321	19,216	7,024	4,800
Total costs and operating expenses	$ 99,245		$ 79,375							$ 276,249	$ 229,973	$ 320,420	$ 243,147	$ 154,246